Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2023	$ 218,968	$ 1,301	$ 291,463	$ 4,651	$ (10,507)	$ (67,940)
Changes in equity
Loss for the period	(7,666)	0	0	0	0	(7,666)
Other comprehensive income/(expense)	(1,832)	0	0	(543)	(1,289)	0
Total comprehensive loss for the period	(9,498)	0	0	(543)	(1,289)	(7,666)
Share-based compensation expense	277	0	0	277	0	0
Transfer of share options	0	0	0	(92)	0	92
Total transactions with owners	277	0	0	185	0	92
Ending balance at Mar. 31, 2024	209,747	1,301	291,463	4,293	(11,796)	(75,514)
Beginning balance at Dec. 31, 2024	178,951	1,301	291,463	5,194	(12,561)	(106,446)
Changes in equity
Loss for the period	(10,812)	0	0	0	0	(10,812)
Other comprehensive income/(expense)	592	0	0	60	532	0
Total comprehensive loss for the period	(10,220)	0	0	60	532	(10,812)
Share-based compensation expense	1,635	0	0	1,635	0	0
Transfer of share options	0	0	0	(218)	0	218
Issue of share capital	139,848	250	139,598	0	0	0
Total transactions with owners	141,483	250	139,598	1,417	0	218
Ending balance at Mar. 31, 2025	$ 310,214	$ 1,551	$ 431,061	$ 6,671	$ (12,029)	$ (117,040)